BORROWINGS (Short-Term Borrowings) (Details)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Interest rate on short-term bank borrowings	5.10%	5.00%	5.40%